Income Tax - Schedule of Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)
Current income tax expense
Total current tax provision	¥ 483,675		¥ 2,115,015		¥ 97,241
Total income tax expense	483,675		2,115,015		97,241
Chinese Mainland [Member]
Current income tax expense
Total current tax provision	483,675		2,096,534		97,241
Hong Kong [Member]
Current income tax expense
Total current tax provision			¥ 18,481
Total income tax expense | $